Shareholder Report, Holdings (Details) - Octane All-Cap Value Energy ETF	Dec. 31, 2024
SM Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Peabody Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Ovintiv, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Civitas Resources, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BW LPG Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EOG Resources, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
APA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.60%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%